Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments And Other Current Assets [Abstract]
Prepayments and Other Current Assets

	December 31,
	2011	2012
Prepaid insurance	745	652
VAT receivable	14,038	12,736
Receivables from storage facilities	2,459	1,304
Receivables from voyages	1,794	2,631
Other prepayments	12,537	14,809
Total	31,573	32,132